Sale of interest in subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Increase (decrease) through change in equity of subsidiaries, equity		$ 148,990
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests sold		40.00%
Sale of partial interests in subsidiary		$ 149,000
Ownership rate	60.00%	60.00%
Increase (decrease) through change in equity of subsidiaries, equity		$ 126,000